Share-Based Payment (Details) - Schedule of inputs used to value the option grants using the black-scholes model					1 Months Ended
	Dec. 08, 2021 $ / shares shares	Dec. 08, 2021 $ / shares shares	Jun. 02, 2021 $ / shares shares	Jun. 02, 2021 $ / shares shares	Dec. 24, 2021 $ / shares shares	Dec. 24, 2021 $ / shares shares	Nov. 19, 2021 $ / shares shares	Nov. 19, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares
Schedule of inputs used to value the option grants using the black-scholes model [Abstract]
Dividend yield (%)
Expected share price volatility (%)	140.00%	140.00%	139.00%	139.00%	139.00%	139.00%	141.00%	141.00%	139.00%	139.00%	135.00%	135.00%
Risk-free interest rate (%)	0.99%	0.99%	0.30%	0.30%	0.97%	0.97%	0.86%	0.86%	0.47%	0.47%	0.25%	0.25%
Expected life of stock options (years)	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Share price (CAD) (in Dollars per share)		$ 8.13		$ 5.45		$ 7.41		$ 9.81		$ 5.01		$ 6.39
Exercise price (CAD) (in Dollars per share)		$ 8.13		$ 5.45		$ 7.41		$ 9.81		$ 5.01		$ 6.39
Fair value of options (USD) (in Dollars per share)	$ 4.93		$ 3.44		$ 4.42		$ 5.97		$ 3.16		$ 3.8
Vesting period (years)	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	2 years	2 years
Quantity of options granted (in Shares) | shares	2,750,000	2,750,000	364,050	364,050	120,000	120,000	120,000	120,000	7,355,950	7,355,950	65,000	65,000